Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 15)	$ (120)	$ (1,809)
Vehicle Lease Term	50 months
New Brunswick [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of asset or cash-generating unit		50
White Springs and Feed Plants [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 15)			$ 250
Potash [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 15)	$ 0	(1,809)
Potash [Member] | New Brunswick [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss recognized in profit or loss, net of tax		1,320
Reversal of Impairment losses	0	0
Phosphate [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 15)	$ 0	$ 0